Consolidated Statements of Changes in Equity (Parenthetical) - shares	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Apr. 01, 2016
Statement Of Changes In Equity [Abstract]
Treasury shares	20,324,982	10,801,956	11,289,514	11,323,576